Loans - Wholesale RealEstate Loans, by Risk, Geography, Delinquency (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Loan credit quality and risk ratings [Line Items]
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Wholesale
Loan credit quality and risk ratings [Line Items]
Total retained loans	244,224	222,510
Percentage of total criticized to total retained loans	4.67%	6.42%
Percentage of nonaccrual loans to total retained loans	1.38%	2.48%
Wholesale | Commercial and industrial [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	73,553	66,576
Percentage of total criticized to total retained loans	4.89%	6.02%
Percentage of nonaccrual loans to total retained loans	1.64%	2.45%
Wholesale | Commercial and industrial [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	51,528	48,845
Wholesale | Commercial and industrial [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	22,025	17,731
Wholesale | Commercial and industrial [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	72,203	64,501
Wholesale | Commercial and industrial [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	140	434
Wholesale | Commercial and industrial [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3	7
Wholesale | Commercial and industrial [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,207	1,634
Wholesale | Commercial and industrial [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,752	31,697
Wholesale | Commercial and industrial [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,801	34,879
Wholesale | Commercial and industrial [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	33,205	30,874
Wholesale | Commercial and industrial [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	2,389	2,371
Wholesale | Commercial and industrial [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,207	1,634
Wholesale | Real estate [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	52,392	53,635
Percentage of total criticized to total retained loans	11.91%	16.23%
Percentage of nonaccrual loans to total retained loans	2.74%	5.48%
Wholesale | Real estate [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	50,767	51,672
Wholesale | Real estate [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,625	1,963
Wholesale | Real estate [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	50,752	50,299
Wholesale | Real estate [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	155	290
Wholesale | Real estate [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	48	109
Wholesale | Real estate [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,437	2,937
Wholesale | Real estate [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	29,425	28,504
Wholesale | Real estate [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	22,967	25,131
Wholesale | Real estate [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	16,725	16,425
Wholesale | Real estate [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	4,805	5,769
Wholesale | Real estate [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,437	2,937
Wholesale | Financial institutions [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,428	31,458
Percentage of total criticized to total retained loans	0.72%	1.44%
Percentage of nonaccrual loans to total retained loans	0.18%	0.43%
Wholesale | Financial institutions [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	10,535	11,702
Wholesale | Financial institutions [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	25,893	19,756
Wholesale | Financial institutions [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	36,261	31,289
Wholesale | Financial institutions [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	100	31
Wholesale | Financial institutions [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	2	2
Wholesale | Financial institutions [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	65	136
Wholesale | Financial institutions [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	26,848	22,525
Wholesale | Financial institutions [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	9,580	8,933
Wholesale | Financial institutions [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	9,317	8,480
Wholesale | Financial institutions [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	198	317
Wholesale | Financial institutions [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	65	136
Wholesale | Government agencies [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,184	7,278
Percentage of total criticized to total retained loans	0.38%	0.34%
Percentage of nonaccrual loans to total retained loans	0.32%	0.30%
Wholesale | Government agencies [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,009	6,408
Wholesale | Government agencies [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	1,175	870
Wholesale | Government agencies [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,158	7,222
Wholesale | Government agencies [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3	34
Wholesale | Government agencies [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	0	0
Wholesale | Government agencies [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	23	22
Wholesale | Government agencies [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,797	6,871
Wholesale | Government agencies [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	387	407
Wholesale | Government agencies [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	360	382
Wholesale | Government agencies [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	4	3
Wholesale | Government agencies [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	23	22
Wholesale | Other [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	74,667	63,563
Percentage of total criticized to total retained loans	1.72%	1.73%
Percentage of nonaccrual loans to total retained loans	0.84%	1.23%
Wholesale | Other [Member] | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	43,316	37,732
Wholesale | Other [Member] | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	31,351	25,831
Wholesale | Other [Member] | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	73,419	61,837
Wholesale | Other [Member] | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	599	704
Wholesale | Other [Member] | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	19	241
Wholesale | Other [Member] | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	630	781
Wholesale | Other [Member] | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	66,691	56,450
Wholesale | Other [Member] | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	7,976	7,113
Wholesale | Other [Member] | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	6,694	6,012
Wholesale | Other [Member] | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	652	320
Wholesale | Other [Member] | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	630	781
Wholesale | Total U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	162,155	156,359
Wholesale | Total non-U.S.[Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	82,069	66,151
Wholesale | Current and less than 30 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	239,793	215,148
Wholesale | 30-89 days past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	997	1,493
Wholesale | 90 days or more past due and still accruing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	72	359
Wholesale | Nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	3,362	5,510
Wholesale | Investment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	166,513	146,047
Wholesale | Total noninvestment grade [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	77,711	76,463
Wholesale | Non Criticized [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	66,301	62,173
Wholesale | Criticized performing [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	8,048	8,780
Wholesale | Criticized total nonaccrual [Member]
Loan credit quality and risk ratings [Line Items]
Total retained loans	$ 3,362	$ 5,510